Financial Risk Management (Details) - Liquidity risk [member] - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total non-derivative and derivative financial instruments
Financial liabilities and financial instruments, Contractual cash flows	$ 93,831,552	$ 123,653,473
Not later than one year [member]
Total non-derivative and derivative financial instruments
Financial liabilities and financial instruments, Contractual cash flows	32,420,981	14,445,249
Later than five years [member]
Total non-derivative and derivative financial instruments
Financial liabilities and financial instruments, Contractual cash flows	1,079,445	6,850,253
Later than one year and not later than three years [member]
Total non-derivative and derivative financial instruments
Financial liabilities and financial instruments, Contractual cash flows	45,935,987	68,465,403
Later than three years and not later than five years [member]
Total non-derivative and derivative financial instruments
Financial liabilities and financial instruments, Contractual cash flows	14,395,139	33,892,568
Short-term borrowings [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	546,472	3,424,376
Short-term borrowings [Member] | Not later than one year [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	546,472	3,424,376
Long-term borrowings (including current installments) [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	92,485,536	119,344,944
Long-term borrowings (including current installments) [Member] | Not later than one year [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	31,854,500	10,941,692
Long-term borrowings (including current installments) [Member] | Later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	299,910	6,055,183
Long-term borrowings (including current installments) [Member] | Later than one year and not later than three years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	45,935,987	68,455,501
Long-term borrowings (including current installments) [Member] | Later than three years and not later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	14,395,139	33,892,568
Refundable deposits [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	816,512	838,482
Refundable deposits [Member] | Not later than one year [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	36,977	33,510
Refundable deposits [Member] | Later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	779,535	795,070
Refundable deposits [Member] | Later than one year and not later than three years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	0	9,902
Foreign currency forward contracts-inflows [Member]
Derivative financial instruments
Derivative financial instruments, Contractual cash flows	(12,453,853)	(22,124,574)
Foreign currency forward contracts-inflows [Member] | Not later than one year [member]
Derivative financial instruments
Derivative financial instruments, Contractual cash flows	(12,453,853)	(22,124,574)
Foreign currency forward contracts-outflows [Member]
Derivative financial instruments
Derivative financial instruments, Contractual cash flows	12,436,885	22,170,245
Foreign currency forward contracts-outflows [Member] | Not later than one year [member]
Derivative financial instruments
Derivative financial instruments, Contractual cash flows	$ 12,436,885	$ 22,170,245